Total
FPA Queens Road Small Cap Value Fund
FUND SUMMARY FPA QUEENS ROAD SMALL CAP VALUE FUND
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FPA Queens Road Small Cap Value Fund	Investor Class	Advisor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FPA Queens Road Small Cap Value Fund		Investor Class	Advisor Class	Institutional Class
Management Fees		0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		none	none	none
Other Expenses	[1]	0.41%	0.30%	0.25%
Total Annual Fund Operating Expenses		1.07%	0.96%	0.91%
Fee Waiver and Reimbursement	[2]	(0.03%)	none	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement		1.04%	0.96%	0.89%
[1]	Restated to reflect current estimated expenses for the remainder of the fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until February 1, 2024, so that the total annual operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) of the Fund do not exceed 1.04%, 0.99% and 0.89%, for Investor Class, Advisor Class, and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The expense limit agreement may be terminated only by the Fund's Board of Trustees, upon written notice to the adviser. Prior to November 1, 2020, the Fund had a unitized fee structure that limited annual operating expenses to 1.18%.

Example—Investor Class

This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of Investor Class shares of the Fund remain same. The one-year figure and three-year figure are each based on total annual operating expenses of Investor Class shares of the Fund after expense reimbursement. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
FPA Queens Road Small Cap Value Fund | Investor Class | USD ($)	106	337	587	1,303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of companies with small market capitalization. The Fund currently defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is no greater than the largest market capitalization of any company included in the Russell 2000 Value Index.

The Fund's sub-adviser, Bragg Financial Advisors, Inc., invests the Fund's assets by pursuing a value-oriented strategy. The sub-adviser's strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to- cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market. The sub-adviser generally sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Equity Risk

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Stock Market Volatility

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Small Cap Securities

The prices of securities of small capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

Risks Associated with Value Investing

Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Issuer-specific Changes

The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Management Risk

The sub-adviser's skill in choosing appropriate investments for the Fund will determine, in part, the Fund's ability to achieve its investment objective.

Market and Geopolitical Risk

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. In particular, the global outbreak of COVID-19 beginning in early 2020 resulted in various disruptions, including travel and border restrictions, quarantines, supply chain disruptions, labor restrictions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, financial markets and the economies of certain nations and individual issuers, any of which may negatively impact the Fund and its holdings. There is a risk that you may lose money by investing in the Fund.

Who May Want to Invest in the Fund?

The FPA Queens Road Small Cap Value Fund is designed for investors who:

•  seek an aggressive stock fund with the long-term goal of growth of capital

•  seek a fund to complement a portfolio of more conservative investments

•  are willing to accept significant changes (up or down) in the value of an investment

The Fund is NOT appropriate for investors who:

•  want to avoid high volatility or possible losses

•  want an investment that pursues market trends or focuses on particular sectors or industries

•  are pursuing a short term goal or investing emergency reserve money

•  are seeking regular income or preservation of capital

Performance

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of a broad-based securities market index. The past performance information shown below is for Investor Class shares of the Fund. Although Investor Class shares would have similar annual returns to the Fund's other share classes (i.e. Advisor Class and Institutional Class shares) because all of the classes are invested in the same portfolio of securities, the returns for each class of shares will vary because of the different expenses paid by each class of shares, as described in the table labeled "Fees and Expenses of the Fund" above. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund's website at www.fpa.com/funds or call (800) 982-4372.

Performance Bar Chart—Investor Class Calendar Years Ended December 31

Best Quarter: Ended December 31, 2020 24.75% Worst Quarter: Ended March 31, 2020 -21.85% The total return for Investor Class shares from January 1, 2021 to June 30, 2021 was 16.16%.
Performance TableAverage Annual Total Returns—Investor Class (For periods ended December 31, 2020)
Average Annual Returns - FPA Queens Road Small Cap Value Fund	1 Year	5 Years	10 Years
Investor Class	13.62%	9.50%	8.14%
After Taxes on Distributions | Investor Class	13.52%	8.39%	7.26%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	8.13%	7.29%	6.42%
Benchmark: Russell 2000 Value Index	4.63%	9.65%	8.66%

After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").